Condensed financial information	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Information [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

AngloGold Ashanti Holdings plc (“IOMco”), a 100 percent wholly-owned subsidiary of AngloGold Ashanti, has issued debt securities which are fully and unconditionally guaranteed by AngloGold Ashanti Limited (being the “Guarantor”). See Note 18 and Note 20. IOMco is an Isle of Man registered company that holds certain of AngloGold Ashanti's operations and assets located outside South Africa (excluding certain operations and assets in the United States of America and Namibia). The following is condensed consolidating financial information for the Company as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010, with a separate column for each of AngloGold Ashanti Limited as Guarantor, IOMco as Issuer and the other subsidiaries of the Company combined (the “Non-Guarantor Subsidiaries”). For the purposes of the condensed consolidating financial information, the Company carries its investments under the equity method. The following supplemental condensed consolidating financial information should be read in conjunction with the Company's consolidated financial statements.

Condensed Consolidating Statement Of Income [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2012	2012	2012	2012	2012
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,158	2	4,463	(195)	6,428
Product sales	1,972	0	4,381	0	6,353
Interest, dividends and other	186	2	82	(195)	75
Costs and expenses	2,802	79	3,457	(1,121)	5,217
Production costs	1,080	1	2,102	0	3,183
Exploration costs	19	16	353	0	388
Related party transactions	(14)	0	0	0	(14)
General and administrative expenses/(recoveries)	239	(16)	78	(2)	299
Royalties paid	25	0	139	0	164
Market development costs	4	0	6	0	10
Depreciation, depletion and amortization	305	0	489	0	794
Impairment of assets	57	0	310	0	367
Interest expense	5	90	118	0	213
Accretion expense	11	0	22	0	33
Employment severance costs	6	0	4	0	10
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,065	(12)	101	(1,119)	35
Non-hedge derivative gain and movement on bonds	0	0	(265)	0	(265)

(Loss)/income before income tax provision	(644)	(77)	1,006	926	1,211
Taxation benefit/(expense)	40	(5)	(375)	0	(340)
Equity (loss)/income in associates	(27)	4	0	0	(23)
Equity income/(loss) in subsidiaries	1,502	360	0	(1,862)	0
Income/(loss) from continuing operations	871	282	631	(936)	848
Preferred stock dividends	(42)	0	(42)	84	0
Net income/(loss)	829	282	589	(852)	848
Less: Net income attributable to noncontrolling interests	0	0	(19)	0	(19)

Net income/(loss) attributable to AngloGold Ashanti	829	282	570	(852)	829

Comprehensive income	733	274	622	(879)	750
Comprehensive income attributable to noncontrolling interests	0	0	(17)	0	(17)
Comprehensive income attributable to AngloGold Ashanti	733	274	605	(879)	733

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,709	1	4,108	(176)	6,642
Product sales	2,561	-	4,009	-	6,570
Interest, dividends and other	148	1	99	(176)	72
Costs and expenses	2,417	99	1,453	552	4,521
Production costs	1,115	-	1,862	-	2,977
Exploration costs	19	18	242	-	279
Related party transactions	(12)	-	-	-	(12)
General and administrative expenses/(recoveries)	249	27	32	(21)	287
Royalties paid	73	-	120	-	193
Market development costs	5	-	4	-	9
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Interest expense	5	69	104	-	178
Accretion expense	12	-	16	-	28
Employment severance costs	9	-	6	-	15
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	574	(15)	(1,175)	573	(43)
Non-hedge derivative gain and movement on bonds	-	-	(196)	-	(196)

Income/(loss) before income tax provision	292	(98)	2,655	(728)	2,121
Taxation expense	(333)	(2)	(370)	-	(705)
Equity income/(loss) in associates	62	(3)	-	-	59
Equity income/(loss) in subsidiaries	1,465	808	-	(2,273)	-
Income/(loss) from continuing operations	1,486	705	2,285	(3,001)	1,475
Preferred stock dividends	(61)	-	(61)	122	-
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Less: Net income attributable to noncontrolling interests	-	-	(50)	-	(50)

Net income/(loss) attributable to AngloGold Ashanti	1,425	705	2,174	(2,879)	1,425

Comprehensive income	978	704	2,217	(2,877)	1,022
Comprehensive income attributable to noncontrolling interests	-	-	(44)	-	(44)
Comprehensive income attributable to AngloGold Ashanti	978	704	2,173	(2,877)	978

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of income
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
Sales and other income	2,348	(2)	3,233	(177)	5,402
Product sales	2,207	-	3,127	-	5,334
Interest, dividends and other	141	(2)	106	(177)	68
Costs and expenses	4,130	1,120	2,818	(3,047)	5,021
Production costs	1,091	-	1,565	-	2,656
Exploration costs	14	12	180	-	206
Related party transactions	(15)	-	-	-	(15)
General and administrative expenses	164	6	44	14	228
Royalties paid	38	-	104	-	142
Market development costs	7	-	7	-	14
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Interest expense	7	69	75	-	151
Accretion expense	10	-	12	-	22
Employment severance costs	19	-	4	-	23
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,041	1,033	(16)	(3,061)	(3)
Non-hedge derivative loss and movement on bonds	329	-	457	-	786

(Loss)/income before income tax provision	(1,782)	(1,122)	415	2,870	381
Taxation expense	(1)	(1)	(253)	-	(255)
Equity income/(loss) in associates	63	(23)	-	-	40
Equity income/(loss) in subsidiaries	1,907	373	-	(2,280)	0
Income/(loss) from continuing operations	187	(773)	162	590	166
Preferred stock dividends	(75)	-	(76)	151	0
Net income/(loss)	112	(773)	86	741	166
Less: Net income attributable to noncontrolling interests	-	-	(54)	0	(54)

Net income/(loss) attributable to AngloGold Ashanti	112	(773)	32	741	112

Comprehensive income	381	(773)	290	542	440
Comprehensive income attributable to noncontrolling interests	-	-	(59)	-	(59)
Comprehensive income attributable to AngloGold Ashanti	381	(773)	231	542	381

The accompanying notes are an integral part of these Consolidated Financial Statements.

Supplemental Balance Sheet Disclosures [Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2012	2012	2012	2012	2012
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	1,178	3,128	3,764	(5,280)	2,790
Cash and cash equivalents	98	537	257	-	892
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	1,079	2,591	3,473	(5,280)	1,863
Property, plant and equipment, net	2,046	-	5,189	-	7,235
Acquired properties, net	141	-	607	-	748
Goodwill	-	-	209	(16)	193
Other intangibles, net	53	-	59	-	112
Other long-term inventory	-	-	180	-	180
Materials on the leach pad	-	-	445	-	445
Other long-term assets and deferred taxation assets	4,875	4,506	1,098	(9,080)	1,399
Total assets	8,293	7,634	11,551	(14,376)	13,102
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,510	1,614	4,586	(5,751)	1,959
Other non-current liabilities	53	-	342	(16)	379
Long-term debt	31	1,739	980	-	2,750
Derivatives	-	-	10	-	10
Deferred taxation liabilities	520	-	635	2	1,157
Provision for environmental rehabilitation	157	-	601	-	758
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	196	-	13	-	209
Commitments and contingencies	-	-	-	-	-
Equity	5,826	4,281	4,352	(8,611)	5,848
Stock issued	13	5,059	937	(5,996)	13
Additional paid in capital	8,808	540	231	(771)	8,808
Accumulated deficit	(2,103)	(1,318)	(1,164)	2,482	(2,103)
Accumulated other comprehensive income and reserves	(892)	-	4,327	(4,327)	(892)
Total AngloGold Ashanti stockholders' equity	5,826	4,281	4,331	(8,612)	5,826
Noncontrolling interests	-	-	21	1	22

Total liabilities and equity	8,293	7,634	11,551	(14,376)	13,102
The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating balance sheets
AT DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")
ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015
Total assets	7,311	6,027	9,740	(11,893)	11,185
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated deficit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185
The accompanying notes are an integral part of these Consolidated Financial Statements.

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2012	2012	2012	2012	2012
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	280	(641)	2,145	(84)	1,700
Net income/(loss)	829	282	589	(852)	848
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,065	(12)	101	(1,119)	35
Depreciation, depletion and amortization	305	-	489	-	794
Impairment of assets	57	-	310	-	367
Deferred taxation	(85)	-	11	-	(74)
Other non cash items	(2,033)	(356)	392	1,887	(110)
Net (decrease)/increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	(24)	-	59	-	35

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	224	(578)	354	-	-
Receivables	(16)	-	(101)	-	(117)
Inventories	(35)	-	(289)	-	(324)
Accounts payable and other current liabilities	(7)	23	230	-	246
Net cash used in investing activities	(490)	(289)	(1,872)	-	(2,651)
Increase in non-current investments	(2)	(310)	(134)	-	(446)
Acquisition of subsidiary and loan	(335)	-	-	-	(335)
Additions to property, plant and equipment	(542)	-	(1,216)	-	(1,758)
Interest capitalized and paid	-	-	(12)	-	(12)
Expenditure on intangible assets	(44)	-	(35)	-	(79)
Proceeds on sale of mining assets	-	-	5	-	5
Proceeds on sale of investments	-	-	86	-	86
Proceeds on disposal of associates and equity accounted joint ventures	-	20	-	-	20
Proceeds on disposal of subsidiary	433	-	(427)	-	6
Net loans receivable advanced	-	-	(45)	-	(45)
Net associates and equity accounted joint ventures loans advanced	-	1	(65)	-	(64)
Net cash of subsidiary disposed	-	-	(26)	-	(26)
Change in restricted cash	-	-	(3)	-	(3)
Net cash (used)/generated by financing activities	(82)	1,009	(275)	84	736
Net changes in short-term debt	175	45	(2)	-	218
Issuance of stock	-	(105)	107	-	2
Net changes in long-term debt	-	750	247	-	997
Debt issue costs	-	(22)	(8)	-	(30)
Acquisition of noncontrolling interest	-	-	(215)	-	(215)
Dividends (paid)/received	(257)	341	(404)	84	(236)

Net (decrease)/increase in cash and cash equivalents	(292)	79	(2)	-	(215)
Effect of exchange rate changes on cash	2	-	(7)	-	(5)
Cash and cash equivalents - January 1,	388	458	266	-	1,112
Cash and cash equivalents - December 31,	98	537	257	-	892

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2011	2011	2011	2011	2011
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	1,158	11	1,503	(122)	2,550
Net income/(loss)	1,425	705	2,224	(2,879)	1,475
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	577	(15)	(1,108)	573	27
Depreciation, depletion and amortization	354	-	435	-	789
Impairment of assets	14	-	3	-	17
Deferred taxation	212	-	87	-	299
Other non cash items	(1,709)	(789)	199	2,184	(115)
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	153	-	189

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	146	108	(254)	-	-
Receivables	14	-	(27)	-	(13)
Inventories	23	-	(267)	-	(244)
Accounts payable and other current liabilities	66	2	58	-	126
Net cash used in investing activities	(552)	(103)	(948)	-	(1,603)
Increase in non-current investments	(32)	(98)	(132)	-	(262)
Additions to property, plant and equipment	(529)	-	(864)	-	(1,393)
Expenditure on intangible assets	(10)	-	(6)	-	(16)
Proceeds on sale of mining assets	6	-	13	-	19
Proceeds on sale of investments	-	-	91	-	91
Proceeds on disposal of subsidiary	9	-	-	-	9
Net loans receivable repaid	4	-	-	-	4
Net associates and equity accounted joint ventures loans advanced	-	(5)	(20)	-	(25)
Cash of subsidiary disposed	-	-	(11)	-	(11)
Change in restricted cash	-	-	(19)	-	(19)
Net cash (used)/generated by financing activities	(282)	436	(595)	122	(319)
Net changes in short-term debt	(99)	-	(10)	-	(109)
Issuance of stock	10	202	(202)	-	10
Share issue expenses	(1)	-	-	-	(1)
Net changes in long-term debt	-	(50)	-	-	(50)
Dividends (paid)/received	(192)	284	(383)	122	(169)

Net increase/(decrease) in cash and cash equivalents	324	344	(40)	-	628
Effect of exchange rate changes on cash	(88)	-	(14)	-	(102)
Cash and cash equivalents - January 1,	152	114	320	-	586
Cash and cash equivalents - December 31,	388	458	266	-	1,112

The accompanying notes are an integral part of these Consolidated Financial Statements.

ANGLOGOLD ASHANTI LIMITED
Condensed consolidating statements of cash flows
FOR THE YEAR ENDED DECEMBER 31,
(In millions)

	2010	2010	2010	2010	2010
	$	$	$	$	$
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor
			Subsidiaries")

Net cash provided by/(used) in operating activities	116	(1,129)	2,202	(151)	1,038
Net income/(loss)	112	(773)	86	741	166
Reconciled to net cash provided by/(used) in by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	1,033	(21)	(3,061)	22
Depreciation, depletion and amortization	352	-	368	-	720
Impairment of assets	73	-	18	-	91
Deferred taxation	119	-	19	-	138
Cash utilized for hedge book settlements	(993)	-	(1,618)	-	(2,611)
Other non cash items	(1,522)	(1,973)	4,021	2,169	2,695
Net increase in provision for environmental rehabilitation, pension and
other post-retirement medical benefits	36	-	95	-	131

Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	580	(590)	-	-
Receivables	(27)	3	(129)	-	(153)
Inventories	(11)	-	(204)	-	(215)
Accounts payable and other current liabilities	(104)	1	157	-	54
Net cash used in investing activities	(943)	(42)	(902)	-	(1,887)
Increase in non-current investments	-	(42)	(116)	-	(158)
Additions to property, plant and equipment	(424)	-	(549)	-	(973)
Proceeds on sale of mining assets	60	-	9	-	69
Proceeds on sale of investments	-	-	142	-	142
Proceeds on disposal of associate	1	-	-	-	1
Cash effects from hedge restructuring	(577)	-	(407)	-	(984)
Net loans receivable advanced	-	-	(6)	-	(6)
Net associates and equity accounted joint ventures loans advanced	(3)	-	-	-	(3)
Change in restricted cash	-	-	25	-	25
Net cash generated/(used) by financing activities	729	707	(1,357)	151	230
Net changes in short-term debt	126	(1,000)	(285)	-	(1,159)
Issuance of stock	798	310	(310)	-	798
Share issue expenses	(20)	-	-	-	(20)
Net changes in long-term debt	-	1,044	789	-	1,833
Debt issue costs	-	(13)	(26)	-	(39)
Cash effects from hedge restructuring	(49)	-	(1,017)	-	(1,066)
Dividends (paid)/received	(126)	366	(508)	151	(117)

Net decrease in cash and cash equivalents	(98)	(464)	(57)	-	(619)
Effect of exchange rate changes on cash	19	-	86	-	105
Cash and cash equivalents - January 1,	231	578	291	-	1,100
Cash and cash equivalents - December 31,	152	114	320	-	586

The accompanying notes are an integral part of these Consolidated Financial Statements.